Non-controlling interest (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Balance, beginning of period	$ 0.0
Net income due to non-controlling interest	11.3	$ 14.4	$ 16.2
Dividend declared to non-controlling interest	(7.3)	(42.1)
Balance, end of period	5.3	0.0
Ship Finance
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Balance, beginning of period	0.0	26.5	10.1
Other comprehensive income due to non-controlling interest	1.2	1.2	0.2
Net income due to non-controlling interest	11.3	14.4	16.2
Dividend declared to non-controlling interest	(7.3)	(42.1)
Balance, end of period	$ 5.2	$ 0.0	$ 26.5